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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WST INVESTMENT TRUST WST ASSET MANAGER – U.S. EQUITY FUND WST ASSET MANAGER – U.S. BOND FUND Annual Report August 31, 2015
Investment Adviser Willbanks, Smith & Thomas Asset Management, LLC 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

WST INVESTMENT TRUST LETTER TO SHAREHOLDERS	October 8, 2015

Dear Shareholder:

Thank you for being a shareholder of WST Asset Manager Funds. We value your investment in the Funds and your trust in our strategies.

The WST Asset Manager – U.S. Equity Fund’s (the “Equity Fund”) investment process is based on WST Asset Manager (“WSTAM”), a proprietary quantitative model designed to make investment decisions and allocate investments among the various primary sectors of the S&P 500® Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold related securities (“Gold Investments”).

As of August 31, 2015, the Equity Fund had net assets of $17.97 million and they were allocated 86.0% to Sector Investments, 12.5% to Fixed Income Investments, 0% to Gold Investments and 1.5% to money market investments.

The Sector Investments are managed to provide systematic exposures to sectors that share the common characteristic of positive momentum. For example, a sector is considered to have positive momentum if it has performed well in the prior twelve months relative to other sectors in the Fund’s investment universe. The Fund’s Sector Investments universe consists of the nine primary sectors of the S&P 500® Index (i.e. consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology and utilities). The Fund is obtaining exposure to these sectors by its investment in the various Guggenheim Equal Weighted S&P 500 sector ETFs.

For the fiscal year ended August 31, 2015, the Equity Fund – Institutional Class had a total return of 2.51%. During this time, the S&P® 500 Index gained 0.48%. The majority of the outperformance is attributable to the overweight of health care and the elimination of the energy sector. In bull markets, the Equity Fund may be expected to lag the S&P 500® Index to a moderate degree due to an allocation to Fixed Income Investments. During extended market declines, the Fund’s risk controls (i.e., Fixed Income Investments) are intended to help the Fund outperform the S&P 500® Index. This philosophy of seeking market participation but emphasizing risk controls first and foremost is one of the keys to the long term performance expectations of the strategy.

The WST Asset Manager – U.S. Bond Fund’s (the “Bond Fund”) investment process allocates assets between high-yield securities and investment grade securities using a proprietary quantitative model. This strategy employs a combination of short-, intermediate-, and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for high-yield and investment grade securities. In allocating portfolio investments between high-yield securities and investment grade securities, WST may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Advisor’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. The Advisor selects securities for their potential for interest income, capital appreciation, or both.

As of August 31, 2015, the Bond Fund had net assets of $56.34 million and they were allocated 1.8% to the high-yield securities, 4.9% to investment grade securities and 93.3% to cash equivalents.

During the period September 30, 2014 (the commencement of Fund operations) through August 31, 2015, the Institutional Class of the Bond Fund had a total return of -1.11%. During this time, the Barclays U.S. Aggregate Bond Index gained 2.25% and the Barclays U.S. Corporate High Yield Bond Index fell 0.85%.

The Bond Fund lagged the Barclays U.S. Aggregate Bond Index due to a significant underweight in duration on the part of the Fund in anticipation of the Federal Reserve raising rates. The slight underperformance as measured against the Barclays U.S. Corporate High Yield Bond Index was due to risk management decisions in the allocation to high-yield securities. The tactical nature of the Bond Fund can lead to underperformance in volatile markets with no clear trend.

In conclusion, markets change over time, and although we may not know when these changes will occur, we do know that changing markets bring new investment opportunities. The WST Asset Manager Funds aim to capitalize on these opportunities as they arise. We look forward to providing you with Funds that we believe will capture the benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr., Portfolio Manager
Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end, please call 1-866-515-4626.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. Each Fund’s prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

WST ASSET MANAGER – U.S. EQUITY FUND PERFORMANCE INFORMATION August 31, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
WST Asset Manager - U.S. Equity Fund -
Institutional Class(a) and the S&P 500® Index

Average Annual Total Returns(b) (for the periods ended August 31, 2015)
	1 Year	Since Inception(c)
WST Asset Manager - U.S. Equity Fund - Institutional Class	2.51%	5.55%
WST Asset Manager - U.S. Equity Fund - Investor Class	2.16%	5.28%
S&P 500® Index	0.48%	8.16%

(a)	The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in the shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemptions of Fund shares.
(c)	The Fund commenced operations on December 16, 2013.

WST ASSET MANAGER – U.S. BOND FUND PERFORMANCE INFORMATION August 31, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in WST Asset Manager - U.S. Bond Fund - Institutional Class(a), the Barclays U.S. Corporate High Yield Bond Index* and the Barclays U.S. Aggregate Bond Index*

Total Returns(b) (for the period ended August 31, 2015)
Since Inception(c)
WST Asset Manager - U.S. Bond Fund - Institutional Class	-1.11%
WST Asset Manager - U.S. Bond Fund - Investor Class	-1.22%
Barclays U.S. Corporate High Yield Bond Index	-0.85%
Barclays U.S. Aggregate Bond Index	2.25%

(a)	The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemptions of Fund shares.
(c)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
*	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged index generally representative of fixed-rate, non-investment-grade debt. Because the Fund has a tactical high yield strategy, this index is believed to be a more appropriate broad-based securities market index against which to compare the Fund’s performance than the Barclays U.S. Aggregate Bond Index, which represents a broader range of fixed-income securities and is not as representative of the Fund’s portfolio.

WST ASSET MANAGER – U.S. EQUITY FUND PORTFOLIO INFORMATION August 31, 2015 (Unaudited)

Sector Diversification
(% of Total Investments)

WST ASSET MANAGER – U.S. BOND FUND PORTFOLIO INFORMATION August 31, 2015 (Unaudited)

Investment Strategy Allocation
(% of Total Investments)

WST ASSET MANAGER – U.S. EQUITY FUND SCHEDULE OF INVESTMENTS August 31, 2015

EXCHANGE-TRADED FUNDS — 98.5%	Shares	Value
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	20,410	$1,769,874
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	17,130	1,820,148
Guggenheim S&P 500® Equal Weight Financial ETF	41,265	1,736,018
Guggenheim S&P 500® Equal Weight Health Care ETF	54,920	8,328,069
Guggenheim S&P 500® Equal Weight Technology ETF	20,816	1,804,123
iShares Floating Rate Bond ETF	14,895	753,389
PIMCO Total Return Exchange-Traded Fund	14,015	1,495,120
Total Exchange-Traded Funds (Cost $17,472,665)		$17,706,741

MONEY MARKET FUNDS — 1.5%	Shares	Value
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	91,516	$91,516
First American Treasury Obligations Fund - Class Z, 0.00% (a)	89,154	89,154
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (a)	89,154	89,154
Total Money Market Funds (Cost $269,824)		$269,824

Total Investments at Value — 100.0% (Cost $17,742,489)		$17,976,565

Liabilities in Excess of Other Assets — (0.0%) (b)		(6,010)

Net Assets — 100.0%		$17,970,555

(a)	The rate shown is the 7-day effective yield as of August 31, 2015.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND SCHEDULE OF INVESTMENTS August 31, 2015

EXCHANGE-TRADED FUNDS — 1.8%	Shares	Value
PowerShares Fundamental High Yield Corporate Bond Portfolio ETF (Cost $1,072,218)	56,302	$1,026,385

OPEN-END MUTUAL FUNDS — 0.0% (b)	Shares	Value
AB High Income Fund, Inc.	2	$17
BlackRock High Yield Bond Portfolio - Institutional Class	2	15
Eaton Vance Income Fund of Boston - Class A	3	18
PIMCO High Yield Fund - Class D	2	14
RidgeWorth High Income Fund - I Shares	3	18
Total Open-End Mutual Funds (Cost $82)		$82

PREFERRED STOCKS — 4.1%	Shares	Value
Countrywide Capital V, 7.00%	48,000	$1,224,000
HSBC Holdings plc, 8.125%	40,000	1,050,800
Total Preferred Stocks (Cost $2,274,098)		$2,274,800

CORPORATE BONDS — 0.9%	Par Value	Value
Energy
Chesapeake Energy Corporation, 3.25%, due 03/15/2016 (Cost $495,446)	$500,000	$491,250

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 93.3%	Shares	Value
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	17,878,673	$17,878,673
First American Treasury Obligations Fund - Class Z, 0.00% (a)	17,352,830	17,352,830
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (a)	17,352,830	17,352,830
Total Money Market Funds (Cost $52,584,333)		$52,584,333

Total Investments at Value — 100.1% (Cost $56,426,177)		$56,376,850

Liabilities in Excess of Other Assets — (0.1%)		(36,402)

Net Assets — 100.0%		$56,340,448

(a)	The rate shown is the 7-day effective yield as of August 31, 2015.
(b)	Percentage rounds to less than (0.1%).

See accompanying notes to financial statements.

WST INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES August 31, 2015

	WST Asset Manager - U.S. Equity Fund	WST Asset Manager - U.S. Bond Fund
ASSETS
Investments in securities:
At acquisition cost	$17,742,489	$56,426,177
At value (Note 2)	$17,976,565	$56,376,850
Dividends and interest receivable	5,188	7,930
Other assets	14,492	25,997
TOTAL ASSETS	17,996,245	56,410,777

LIABILITIES
Payable for capital shares redeemed	—	3,700
Payable to Advisor (Note 4)	14,892	28,761
Payable to administrator (Note 4)	7,150	9,800
Accrued distribution fees (Note 4)	439	8,769
Other accrued expenses	3,209	19,299
TOTAL LIABILITIES	25,690	70,329

NET ASSETS	$17,970,555	$56,340,448

NET ASSETS CONSIST OF:
Paid-in capital	$17,483,081	$57,759,123
Accumulated net realized gains (losses) from security transactions	253,398	(1,369,348)
Net unrealized appreciation (depreciation) on investments	234,076	(49,327)
NET ASSETS	$17,970,555	$56,340,448

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$16,968,909	$14,951,286
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	1,564,272	1,537,850
Net asset value, offering and redemption price per share (Note 2)	$10.85	$9.72

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$1,001,646	$41,389,162
Shares of Investor Shares outstanding (no par value, unlimited number of shares outstanding)	92,484	4,258,890
Net asset value, offering and redemption price per share (Note 2)	$10.83	$9.72

See accompanying notes to financial statements.

WST INVESTMENT TRUST STATEMENTS OF OPERATIONS For Year Ended August 31, 2015 (a)

	WST Asset Manager - U.S. Equity Fund	WST Asset Manager - U.S. Bond Fund
INVESTMENT INCOME
Dividends	$202,090	$1,396,123
Interest	—	1,304
	202,090	1,397,427

EXPENSES
Investment advisory fees (Note 4)	117,517	281,826
Distribution fees, Investor Class (Note 4)	1,876	86,450
Administration fees (Note 4)	26,000	47,229
Registration and filing fees	36,921	34,516
Professional fees	41,394	27,908
Fund accounting fees (Note 4)	33,555	32,233
Transfer agent fees, Institutional Class (Note 4)	12,000	11,000
Transfer agent fees, Investor Class (Note 4)	12,000	11,000
Insurance expense	8,758	5,949
Custodian and bank service fees	6,095	8,139
Trustees’ fees (Note 4)	6,000	6,000
Postage and supplies	3,425	6,411
Printing of shareholder reports	6,278	2,754
Other expenses	7,377	16,102
TOTAL EXPENSES	319,196	577,517
Fee waivers and expense reimbursements by the Adviser (Note 4)	(121,459)	—
NET EXPENSES	197,737	577,517

NET INVESTMENT INCOME	4,353	819,910

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	294,313	(1,364,984)
Net change in unrealized appreciation/ depreciation on investments	(178,284)	(49,327)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	116,029	(1,414,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,382	$(594,401)

(a)	Except for WST Asset Manager - U.S. Bond Fund, which represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2015	Period Ended August 31, 2014(a)
FROM OPERATIONS
Net investment income	$4,353	$1,404
Net realized gains from investments	294,313	95,582
Net change in unrealized appreciation/ depreciation on investments	(178,284)	412,360
Net increase in net assets resulting from operations	120,382	509,346

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares
From net investment income	(41,293)	(5,281)
From realized capital gains on security transactions	(91,983)	—
Investor Shares
From net investment income	(585)	(9)
From realized capital gains on security transactions	(3,103)	—
Decrease in net assets from distributions to shareholders	(136,964)	(5,290)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	6,337,240	11,175,321
Net asset value of shares issued in reinvestment of distributions	133,276	5,281
Payments for shares redeemed	(532,958)	(730,259)
Net increase in Institutional Shares net assets from capital share transactions	5,937,558	10,450,343

Investor Shares
Proceeds from shares sold	639,514	425,735
Net asset value of shares issued in reinvestment of distributions	3,688	9
Payments for shares redeemed	(37,749)	(36,017)
Net increase in Investor Shares net assets from capital share transactions	605,453	389,727

TOTAL INCREASE IN NET ASSETS	6,526,429	11,344,126

NET ASSETS
Beginning of period	$11,444,126	$100,000
End of period	$17,970,555	$11,444,126

ACCUMULATED NET INVESTMENT INCOME	$—	$—

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended August 31, 2015	Period Ended August 31, 2014(a)
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	567,294	1,092,798
Shares reinvested	12,007	512
Shares redeemed	(47,673)	(70,166)
Net increase in shares outstanding	531,628	1,023,144
Shares outstanding, beginning of period	1,032,644	9,500
Shares outstanding, end of period	1,564,272	1,032,644

Investor Shares
Shares sold	57,074	41,416
Shares reinvested	332	1
Shares redeemed	(3,370)	(3,469)
Net increase in shares outstanding	54,036	37,948
Shares outstanding, beginning of period	38,448	500
Shares outstanding, end of period	92,484	38,448

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2015(a)
FROM OPERATIONS
Net investment income	$819,910
Net realized losses from investments	(1,364,984)
Net change in unrealized appreciation/depreciation on investments	(49,327)
Net decrease in net assets resulting from operations	(594,401)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares
From net investment income	(227,639)
From realized capital gains on security transactions	(1,084)
Return of capital	(22,106)
Investor Shares
From net investment income	(592,271)
From realized capital gains on security transactions	(3,216)
Return of capital	(59,301)
Decrease in net assets from distributions to shareholders	(905,617)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	16,570,790
Net asset value of shares issued in reinvestment of distributions	250,829
Payments for shares redeemed	(1,472,098)
Net increase in Institutional Shares net assets from capital share transactions	15,349,521

Investor Shares
Proceeds from shares sold	43,793,810
Net asset value of shares issued in reinvestment of distributions	654,788
Payments for shares redeemed	(1,957,653)
Net increase in Investor Shares net assets from capital share transactions	42,490,945

TOTAL INCREASE IN NET ASSETS	56,340,448

NET ASSETS
Beginning of period	$—
End of period	$56,340,448

ACCUMULATED NET INVESTMENT INCOME	$—

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended August 31, 2015(a)
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,662,003
Shares reinvested	25,632
Shares redeemed	(149,785)
Net increase in shares outstanding	1,537,850
Shares outstanding, beginning of period	—
Shares outstanding, end of period	1,537,850

Investor Shares
Shares sold	4,390,352
Shares reinvested	66,923
Shares redeemed	(198,385)
Net increase in shares outstanding	4,258,890
Shares outstanding, beginning of period	—
Shares outstanding, end of period	4,258,890

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.68	$10.00

Income from investment operations:
Net investment income (b)	0.01	0.01
Net realized and unrealized gains on investments	0.26	0.69
Total from investment operations	0.27	0.70

Less distributions:
From net investment income	(0.03)	(0.02)
From net realized gains	(0.07)	—
Total distributions	(0.10)	(0.02)

Net asset value at end of period	$10.85	$10.68

Total return (c)	2.51%	6.97	%(d)

Net assets at end of period	$16,968,909	$11,033,685

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.84%	2.85	%(f)
Ratio of net expenses to average net assets (e)(g)	1.25%	1.25	%(f)
Ratio of net investment income to average net assets (b)(g)	0.04%	0.03	%(f)
Portfolio turnover rate	150%	348	%(d)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratios do not include net investment income or loss of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Ratios do not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2015	Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.68	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.01)	(0.01)
Net realized and unrealized gains on investments	0.24	0.70
Total from investment operations	0.23	0.69

Less distributions:
From net investment income	(0.01)	(0.01)
From net realized gains	(0.07)	—
Total distributions	(0.08)	(0.01)

Net asset value at end of period	$10.83	$10.68

Total return (c)	2.16%	6.86	%(d)

Net assets at end of period	$1,001,646	$410,441

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	5.96%	15.21	%(f)
Ratio of net expenses to average net assets (e)(g)	1.50%	1.50	%(f)
Ratio of net investment loss to average net assets (b)(g)	(0.23%)	(0.28	%)(f)
Portfolio turnover rate	150%	348	%(d)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.
(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratios do not include net investment income or loss of the investment companies in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Ratios do not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.16
Net realized and unrealized losses on investments	(0.27)
Total from investment operations	(0.11)

Less distributions:
From net investment income	(0.15)
From net realized gains	(0.00	)(c)
Return of capital	(0.02)
Total distributions	(0.17)

Net asset value at end of period	$9.72

Total return (d)	(1.11%	)(e)

Net assets at end of period	$14,951,286

Ratios/supplementary data:
Ratio of net expenses to average net assets (f)	1.11	%(g)
Ratio of net investment income to average net assets (b)	1.89	%(g)
Portfolio turnover rate	890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.14
Net realized and unrealized losses on investments	(0.26)
Total from investment operations	(0.12)

Less distributions:
From net investment income	(0.14)
From net realized gains	(0.00	)(c)
Return of capital	(0.02)
Total distributions	(0.16)

Net asset value at end of period	$9.72

Total return (d)	(1.22%	)(e)

Net assets at end of period	$41,389,162

Ratios/supplementary data:
Ratio of net expenses to average net assets (f)	1.27	%(g)
Ratio of net investment income to average net assets (b)	1.69	%(g)
Portfolio turnover rate	890	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through August 31, 2015.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	Not annualized.
(f)	Ratio does not include expenses of the investment companies in which the Fund invests.
(g)	Annualized.

See accompanying notes to financial statements.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2015

1.    Organization

WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a non-diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”).

WST Asset Manager – U.S. Equity Fund’s investment objective is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.

WST Asset Manager – U.S. Bond Fund’s investment objective is to seek total return from income and capital appreciation.

Each Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio.

WST Asset Manager – U.S. Equity Fund commenced operations on December 16, 2013. WST Asset Manager – U.S. Bond Fund commenced operations on September 30, 2014.

All costs incurred by the Funds in connection with their organization and offering of shares were borne by Wilbanks, Smith & Thomas Asset Management, LLC (the “Advisor”). Such expenses are not subject to repayment by the Funds to the Advisor.

2.    Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each of the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a description of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The pricing and valuation of each Fund’s securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). In determining the value of the Funds’ assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies that are registered under the 1940 Act and are not traded on a market, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2015:

WST Asset Manager – U.S. Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$17,706,741	$—	$—	$17,706,741
Money Market Funds	269,824	—	—	269,824
Total	$17,976,565	$—	$—	$17,976,565

WST Asset Manager – U.S. Bond Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$1,026,385	$—	$—	$1,026,385
Open-End Mutual Funds	82	—	—	82
Preferred Stocks	2,274,800	—	—	2,274,800
Corporate Bonds	—	491,250	—	491,250
Money Market Funds	52,584,333	—	—	52,584,333
Total	$55,885,600	$491,250	$—	$56,376,850

As of August 31, 2015, the Funds did not have any transfers into and out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each Class of each Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The net asset value per share of each Class of each Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of each Fund is equal to the net asset value per share of such Class.

Security transactions and investment income – Security transactions are accounted for on their trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class specific

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets.

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders of WST Asset Manager – U.S. Equity Fund; and declared and paid quarterly to shareholders of WST Asset Manager – U.S. Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of each Fund during the periods ended August 31, 2015 and August 31, 2014 was as follows:

Periods Ended	Ordinary Income	Return of Capital	Total Distributions
WST Asset Manager – U.S. Equity Fund
Institutional Shares
August 31, 2015	$133,276	$—	$133,276
August 31, 2014	$5,281	$—	$5,281
Investor Shares
August 31, 2015	$3,688	$—	$3,688
August 31, 2014	$9	$—	$9
WST Asset Manager – U.S. Bond Fund
Institutional Shares
August 31, 2015	$228,723	$22,106	$250,829
Investor Shares
August 31, 2015	$595,487	$59,301	$654,788

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2015:

	WST Asset Manager – U.S. Equity Fund	WST Asset Manager – U.S. Bond Fund
Tax cost of portfolio investments	$17,742,489	$56,426,177
Gross unrealized appreciation	$434,728	$9,857
Gross unrealized depreciation	(200,652)	(59,184)
Net unrealized appreciation (depreciation) on investments	234,076	(49,327)
Undistributed ordinary income	253,398	—
Net qualified late-year capital losses	—	(1,369,348)
Total distributable earnings (deficit)	$487,474	$(1,418,675)

Net qualified late year capital losses represent capital losses incurred after October 31, 2014 and within the taxable year. These losses are deemed to arise on the first day of a Fund’s next taxable year. For the period ended August 31, 2015, WST Asset Manager – U.S. Bond Fund intends to defer $1,369,348 of net qualified late year capital losses to September 1, 2015 for federal income tax purposes.

For the year ended August 31, 2015, WST Asset Manager Fund – U.S. Equity Fund reclassified $37,525 of distributions in excess of net investment income against accumulated net realized gains from security transactions on the Statement of Assets and Liabilities. For the period ended August 31, 2015, WST Asset Manager Fund – U.S. Bond Fund reclassified $64 and $81,343 of distributions in excess of net investment income against accumulated net realized losses from security transactions and paid-in capital, respectively, on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or net asset value per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current tax year and for the tax period ended August 31, 2014 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the period ended August 31, 2015, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

3.     Investment Transactions

During the period ended August 31, 2015, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $29,271,648 and $22,956,611, respectively, for WST Asset Manager – U.S. Equity Fund and $256,839,651 and $252,128,270, respectively, for WST Asset Manager – U.S. Bond Fund.

4.     Transactions with Related Parties

The Managing Principal and Chief Investment Officer of the Advisor and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Advisor receive no salary from the Trust. Each Trustee who is not affiliated with the Advisor receives a fee of $2,000 each year plus $500 per meeting attended in person and $200 per meeting attended by telephone. The Funds reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Advisor pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, WST Asset Manager – U.S. Equity Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets and WST Asset Manager – U.S. Bond Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with the Trust under which it has agreed to waive its fees and to assume other expenses of WST Asset Manager – U.S. Equity Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets allocable to each Class until January 1, 2016. Accordingly, during the year ended August 31, 2015, the Advisor waived $65,099 of its advisory fees and reimbursed $25,807 of Institutional Shares expenses and $30,553 of Investor Shares expenses for WST Asset Manager – U.S. Equity Fund. The Advisor has entered into an Expense Limitation Agreement with the Trust under which it has agreed to waive its fees and to assume other expenses of

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

WST Asset Manager – U.S. Bond Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.15% of the average daily net assets allocable to each Class until September 30, 2017. There were no fee waivers or expense reimbursements required for WST Asset Manager – U.S. Bond Fund during the period ended August 31, 2015. Any fee waivers and expense reimbursements by the Advisor are not subject to recoupment. It is expected that each Fund’s Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the Expense Limitation Agreement of either Fund at any time. The Advisor may also terminate each Fund’s Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Trust.

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of each Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including UFD and its affiliates) who are engaged in the sale of Investor Shares of the Funds or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of each Fund’s average daily net assets allocable to Investor Shares. During the period ended August 31, 2015, $1,876 and $86,450 of expenses were incurred under the Plan by Investor Shares of WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond, respectively.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, UFD serves as the principal underwriter to the Funds. UFD is a wholly-owned subsidiary of Ultimus.

5.     Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds and exchange-traded funds (“ETFs”). The Funds will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of August 31, 2015, the Guggenheim S&P 500® Equal Weight Health Care ETF represented 46.3% of WST Asset Manager – U.S. Equity

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Fund’s net assets. As of August 31, 2105, Fidelity Institutional Government Portfolio – Class I, First American Treasury Obligations Fund – Class Z and Invesco Short-Term Investments Trust – Treasury Portfolio – Institutional Shares represented 31.7%, 30.8% and 30.8%, respectively, of WST Asset Manager – U.S. Bond Fund’s net assets. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of August 31, 2015, WST Asset Manager – U.S. Equity Fund had 98.5% of the value of its net assets invested in ETFs and WST Asset Manager – U.S. Bond Fund had 93.3% of the value of its net assets invested in money market mutual funds.

6.     Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of August 31, 2015, WST Asset Manager – U.S. Equity Fund had 46.3% of the value of its net assets invested in an ETF that is concentrated in the Health Care sector.

7.     Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8.     Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WST INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
WST Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WST Investment Trust, comprising WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond Fund (the “Funds”), as of August 31, 2015, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended for the WST Asset Manager – U.S. Equity Fund, and the related statements of operations and changes in net assets and financial highlights for the period September 30, 2014 (commencement of operations) through August 31, 2015 for the WST Asset Manager – U.S. Bond Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting WST Investment Trust as of August 31, 2015, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
October 29, 2015

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2015) and held until the end of the period (August 31, 2015).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, and do not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

WST INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

WST Asset Manager - U.S. Equity Fund	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$1,000.00	$973.10	1.25%	$6.22
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.90	1.25%	$6.36
Investor Class
Actual Fund Return	$1,000.00	$971.30	1.50%	$7.45
Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.64	1.50%	$7.63

WST Asset Manager - U.S. Bond Fund	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$1,000.00	$983.90	1.10%	$5.50
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
Investor Class
Actual Fund Return	$1,000.00	$983.20	1.24%	$6.20
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.95	1.24%	$6.31

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WST INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of each Fund’s portfolio holdings with the Securities and Exchange Commission (the “SEC”) as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

WST INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

(Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust. The address for each Trustee and executive officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Wayne F. Wilbanks* Year of Birth: 1960	Since July 2013	Trustee and President	Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas, LLC (1990 to present)	2	None
Independent Trustees:
James H. Speed, Jr. Year of Birth: 1953	Since June 2013	Trustee	President and CEO of NC Mutual Life Insurance Company.	2

Independent Trustee of Centaur Mutual Funds Trust for its one series, Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its three series, and Starboard Investment Trust for its twenty-eight series (all registered investment companies); Director of NC Mutual Life Insurance Company; Director of M&F Bancorp; Director of Investors Title Company.

Thomas G. Douglass Year of Birth: 1956	Since June 2013	Trustee	Principal, Douglass and Douglass, Attorneys	2	Independent Trustee of Centaur Mutual Funds Trust for its one series.

*	Mr. Wilbanks is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because he is an employee of the Advisor.

WST INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS

(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Sarah E. Larkin Year of Birth: 1984	Since July 2014	Chief Compliance Officer

Chief Compliance Officer and Director of Account Services of the Advisor (July 2014 to Present); Compliance Manager of the Advisor (April 2014 to July 2014); Portfolio Adminstrator of the Advisor (2011 to 2014); Financial Account Manager at Flexible Administrators Inc. (2007 to 2010).

Roger H. Scheffel, Jr. Year of Birth: 1968	Since September 2013	Vice President	Portfolio manager of the Advisor since 2009.
Robert G. Dorsey Year of Birth: 1957	Since September 2013	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present).
Stephen L. Preston Year of Birth: 1966	Since September 2013	AML Compliance Officer

Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Assistant Vice President of Ultimus Fund Solutions, LLC since 2011; Senior Consultant at Mainstay Capital Markets Consultants (2010 to 2011); Chief Compliance Officer at INTL Trading, Inc. (2008 to 2010).

Tina H. Bloom Year of Birth: 1968	Since September 2013	Secretary	Director of Fund Administration of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC (officer of both companies since July 2006).
Theresa M. Bridge Year of Birth: 1969	Since September 2013	Treasurer (Principal Financial Officer)	Director of Financial Administration of Ultimus Fund Solutions, LLC since 2000.

Additional information about members of the Board and executive officers is available in each Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll-free 1-866-515-4626.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James H. Speed Jr. Mr. Speed is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,000 and $13,000 with respect to the registrant’s fiscal years ended August 31, 2015 and 2014, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 and $2,500 with respect to the registrant’s fiscal years ended August 31, 2015 and 2014, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended August 31, 2015 and 2014, aggregate non-audit fees of $5,000 and $2,500, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 6, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	November 6, 2015

*	Print the name and title of each signing officer under his or her signature.